CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net revenues
Sales of products	¥ 25,813,496	¥ 26,549,111	¥ 25,612,836
Financing operations	1,783,697	1,854,007	1,621,685
Total net revenues	27,597,193	28,403,118	27,234,521
Costs and expenses
Cost of products sold	21,543,035	21,456,086	20,916,362
Cost of financing operations	1,191,301	1,149,379	925,314
Selling, general and administrative	2,868,485	2,943,682	2,642,281
Total costs and expenses	25,602,821	25,549,147	24,483,957
Operating income	1,994,372	2,853,971	2,750,564
Other income (expense)
Interest and dividend income	158,983	157,862	147,122
Interest expense	(29,353)	(35,403)	(22,871)
Foreign exchange gain (loss), net	33,601	(5,573)	88,140
Other income (loss), net	36,222	12,524	(70,127)
Total other income (expense)	199,453	129,410	142,264
Income before income taxes and equity in earnings of affiliated companies	2,193,825	2,983,381	2,892,828
Provision for income taxes	628,900	878,269	893,469
Equity in earnings of affiliated companies	362,060	329,099	308,545
Net income	1,926,985	2,434,211	2,307,904
Less - Net income attributable to noncontrolling interests	(95,876)	(121,517)	(134,566)
Net income attributable to Toyota Motor Corporation	¥ 1,831,109	¥ 2,312,694	¥ 2,173,338
Net income attributable to Toyota Motor Corporation per common share
- Basic	¥ 605.47	¥ 741.36	¥ 688.02
- Diluted	599.22	735.36	687.66
Cash dividends per common share	¥ 210.00	¥ 210.00	¥ 200.00